OTHER ASSETS (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deposits for other loans (Note 10)	$ 604,748	$ 590,616
Prepaid insurance	0	166,250
Advance payment to third party companies	41,921	52,517
Other receivables	7,910	6,601
Other Assets	$ 654,579	$ 815,984